Note 7 NSFR main LMU (Details)	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]
NSFR main LMU [Line Items]
Average NSFR main LMU	135.00%	127.00%	120.00%
BBVA SA [Member]
NSFR main LMU [Line Items]
Average NSFR main LMU	126.00%	121.00%	113.00%
BBVA Mexico [Member]
NSFR main LMU [Line Items]
Average NSFR main LMU	149.00%	138.00%	130.00%
Garanti BBVA group [Member]
NSFR main LMU [Line Items]
Average NSFR main LMU	162.00%	154.00%	151.00%

[1]	(*) Ratio calculated based on the Basel requirements for 2019 and 2020.